UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2009
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arrowgrass Capital Partners (US) LP
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Address:          245 Park Avenue
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                  New York, New York 10167
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
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Title:     Director of the General Partner
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Phone:      +1 (345) 949-9900
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Signature, Place, and Date of Signing:

     /s/ Sean Flynn            Cayman Islands          November 12, 2009
------------------------   -----------------------  -------------------------
      [Signature]               [City/State]                 [Date}


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $463,459
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                                                (thousands)


List of Other Included Managers:  None


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
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            COLUMN 1            COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
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                                                            VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGER   SOLE   SHARED  NONE
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2020 CHINACAP ACQUIRCO INC         COM          90212G109   4,926    619,679   SH             SOLE             619,679
ARVINMERITOR INC               NOTE 4.000% 2/1  043353AH4   3,222      5,000   PRN            SOLE               5,000
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8   3,816      5,000   PRN            SOLE               5,000
ASIA SPECIAL SIT ACQST CORP        SHS          G0538M105   4,539    461,233   SH             SOLE             461,233
ATLAS ACQUISITION HLDGS CORP       COM          049162100   7,448    755,400   SH             SOLE             755,400
BPW ACQUISITION CORP               COM          055637102   4,581    468,900   SH             SOLE             468,900
BRANDYWINE OPER PARTNERSHIP    NOTE 3.875%10/1  105340AH6   3,802      4,000   PRN            SOLE               4,000
CAPITOL ACQUISITION CORP DEL       COM          14055E104   4,059    412,500   SH             SOLE             412,500
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2  32,637     37,500   PRN            SOLE              37,500
ENTERPRISE ACQUISITION CORP        COM          29365R108  12,156  1,224,119   SH             SOLE           1,224,119
GLOBAL BRANDS ACQUISITION CO       COM          378982102  30,038  3,037,237   SH             SOLE           3,037,237
GLOBAL CONSUMER ACQST CORP         COM          378983100     193     19,650   SH             SOLE              19,650
GOLDEN POND HEALTHCARE INC         COM          38116J109  13,325  1,699,643   SH             SOLE           1,699,643
HIGHLANDS ACQUISITION CORP         COM          430880104  10,343  1,050,084   SH             SOLE           1,050,084
IDEATION ACQUISITION CORP          COM          451665103     169     21,500   SH             SOLE              21,500
INTER ATLANTIC FINANCIAL INC       COM          45890H100   6,187    788,169   SH             SOLE             788,169
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AF8   2,943      2,000   PRN            SOLE               2,000
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AG6  11,962      8,130   PRN            SOLE               8,130
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AG2  17,203     17,500   PRN            SOLE              17,500
NAVIOS MARITIME ACQUIS CORP        SHS          Y62159101   7,590    793,100   SH             SOLE             793,100
NORTH ASIA INVESTMENT CORP         COM          G66202105     118     12,200   SH             SOLE              12,200
PG&E CORP                      NOTE 9.500% 6/3  69331CAD0 127,761     47,156   PRN            SOLE              47,156
PROSPECT ACQUISITION CORP          COM          74347T103  17,632  1,781,038   SH             SOLE           1,781,038
SAPPHIRE INDUSTRIALS CORP          COM          80306T109  18,985  1,913,792   SH             SOLE           1,913,792
SECURE AMER ACQUISITION CORP       COM          81372L103   8,293  1,051,100   SH             SOLE           1,051,100
SP ACQUISITION HOLDINGS INC        COM          78470A104  26,110  2,697,360   SH             SOLE           2,697,360
SPORTS PPTYS ACQUISITION COR       COM          84920F107   4,545    460,926   SH             SOLE             460,926
TM ENTMT & MEDIA INC               COM          87260T108   4,877    623,670   SH             SOLE             623,670
TREMISIS ENERGY ACQ CORP II        COM          89472N101   2,882    367,574   SH             SOLE             367,574
TRIAN ACQUISITION I CORP           COM          89582E108  11,719  1,204,401   SH             SOLE           1,204,401
TRIPLECROWN ACQUISITION CORP       COM          89677G109  32,229  3,322,527   SH             SOLE           3,322,527
UNITED REFINING ENERGY CORP        COM          911360105  22,173  2,228,400   SH             SOLE           2,228,400
UNITED RENTALS INC                 COM          911363109   4,996    485,000   SH             SOLE             485,000

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